Regulatory Assets And Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Amortization period for catch up component of tax repair change	10 years
Regulatory asset recovery period	5 years
Long-term debt maturity date, start	2022
Long-term debt maturity date, end	2029
Minimum [Member]
Water tank painting costs amortization period	8 years
Maximum [Member]
Water tank painting costs amortization period	17 years